Other disclosures - Share-based payment schemes - Outstanding Restricted Stock Units (Details)	12 Months Ended
	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2017 DKK (kr) shares	Aug. 01, 2019 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year	5,584,019	4,833,882
Issued	10,069,149.000000
Released (accumulated)	(2,598,038.000000)
Cancelled (accumulated)	(591,913.000000)
Outstanding at the end of the year	6,879,198.000000	5,584,019	4,833,882
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	2,148,580	100,000
Released (accumulated)	(1,431,192)	(35,180)
Value at launch date | kr				kr 660,000,000
Restricted stock units to employees | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,565,411
Released (accumulated)	(1,475,572)
Cancelled (accumulated)	(89,839)
Outstanding at the end of the year	0
Value at launch date | kr	kr 508,000,000
Restricted stock units to employees | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			0 years
Restricted stock units to employees | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		0 years
Restricted stock units to employees | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	2,148,580
Released (accumulated)	0
Cancelled (accumulated)	0
Outstanding at the end of the year	2,148,580
Value at launch date | kr	kr 660,000,000
Vesting period	3 years 6 months
Outstanding restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	3,713,991
Released (accumulated)	(1,475,572)
Cancelled (accumulated)	(89,839)
Outstanding at the end of the year	2,148,580
Management pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,808,731	1,525,545
Cancelled (accumulated)	(262,596)	(209,308)
Management pool | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released (accumulated)	(1,040,593)	(764,474)
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,751,331
Released (accumulated)	(378,421)
Cancelled (accumulated)	(46,830)
Outstanding at the end of the year	1,326,080
Shares for Management Board | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	378,943
Released (accumulated)	(378,421)
Cancelled (accumulated)	(522)
Outstanding at the end of the year	0
Value at launch date | kr	kr 108,000,000
Shares for Management Board | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	96,705
Released (accumulated)	0
Cancelled (accumulated)	(1,623)
Outstanding at the end of the year	95,082
Value at launch date | kr	kr 29,000,000
Shares for Management Board | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	356,195		356,195
Released (accumulated)	0
Cancelled (accumulated)	(24,608)
Outstanding at the end of the year	331,587
Value at launch date | kr	kr 76,000,000		kr 76,000,000
Vesting period			3 years
Shares for Management Board | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	411,090	411,090
Released (accumulated)	0
Cancelled (accumulated)	(20,077)
Outstanding at the end of the year	391,013
Value at launch date | kr	kr 115,000,000	kr 115,000,000
Vesting period		3 years
Shares for Management Board | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	508,398
Released (accumulated)	0
Cancelled (accumulated)	0
Outstanding at the end of the year	508,398
Value at launch date | kr	kr 152,000,000
Vesting period	3 years
Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	4,280,657
Released (accumulated)	(662,172)
Cancelled (accumulated)	(445,300)
Outstanding at the end of the year	3,173,185
Shares for Management group below Management Board | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	879,988
Released (accumulated)	(662,172)
Cancelled (accumulated)	(217,816)
Outstanding at the end of the year	0
Value at launch date | kr	kr 251,000,000
Shares for Management group below Management Board | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	224,055
Released (accumulated)	0
Cancelled (accumulated)	(49,574)
Outstanding at the end of the year	174,481
Value at launch date | kr	kr 68,000,000
Shares for Management group below Management Board | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	761,826		761,826
Released (accumulated)	0
Cancelled (accumulated)	(100,098)
Outstanding at the end of the year	661,728
Value at launch date | kr	kr 162,000,000		kr 162,000,000
Vesting period			3 years
Shares for Management group below Management Board | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,114,455	1,114,455
Released (accumulated)	0
Cancelled (accumulated)	(77,812)
Outstanding at the end of the year	1,036,643
Value at launch date | kr	kr 312,000,000	kr 312,000,000
Vesting period		3 years
Shares for Management group below Management Board | 2019 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,300,333
Released (accumulated)	0
Cancelled (accumulated)	0
Outstanding at the end of the year	1,300,333
Value at launch date | kr	kr 387,000,000
Vesting period	3 years
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	323,170
Released (accumulated)	(81,873)	(25,883)
Cancelled (accumulated)	(9,944)
Outstanding at the end of the year	231,353
Value at launch date | kr	kr 75,000,000
Shares allocated to individual employees in the year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	154,122	159,437